Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	6.35
Maximum Aggregate Offering Price	$ 9,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,315.40
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable under the Registrant's 2026 New Employee Long-Term Incentive Plan (the "2026 New Employee Plan") as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) Represents shares of Common Stock reserved for issuance under the 2026 New Employee Plan, adopted by the Registrant's board of directors (the "Board") without stockholder approval pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules. In general, to the extent that any awards under the 2026 New Employee Plan are forfeited or expire for any reason before being exercised or settled in full, or if shares issued under the 2026 New Employee Plan are reacquired by the Registrant pursuant to a forfeiture provision, repurchase right or for any other reason, those shares will again become available for issuance under the 2026 New Employee Plan, as will shares applied to pay the exercise or purchase price of an award or to satisfy tax withholding obligations related to any award. (c) The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Capital Market on July 29, 2026, a date within five business days prior to the filing of this Registration Statement.